Other long-term liabilities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 28, 2026 CAD ($)	Mar. 28, 2026 USD ($)	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 USD ($)
Supplier Financing Programme One [Member]
Other Long Term Liabilities [Line Items]
Debt instrument payment terms	monthly installments ranging
Supplier Financing Programme One [Member] | Maximum [Member]
Other Long Term Liabilities [Line Items]
Long term debt bearing fixed interest rate percentage	6.00%	6.00%
Debt instrument payment terms	34
Supplier Financing Programme One [Member] | Minimum [Member]
Other Long Term Liabilities [Line Items]
Long term debt bearing fixed interest rate percentage	4.75%	4.75%
Debt instrument payment terms	12
Supplier Financing Programme One [Member] | Long Term Loan Two [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities	$ 16.9	$ 12.2
Other long term liabilities	$ 1.9	$ 1.3
Supplier Financing Programme Two [Member] | Long Term Loan Two [Member]
Other Long Term Liabilities [Line Items]
Long term liabilities			$ 4.2	$ 2.9
Other long term liabilities			$ 10.9	$ 7.6